Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Abstract]
Trade receivables	$ 324,960
Inventory write-offs	78,485	11,856
Deferred issuance costs			871,171
Research and development expenses, net amount	$ 259,473	$ 98,138
Anti-dilutive share (in Shares)	5,685,694	5,206,700	379,772
Severance pay expenses	$ 81,212	$ 61,169	$ 31,356
Treasury Stock, Common, Shares (in Shares)	120,715
Right of use lease assets	$ 530,444